Consolidated Cash Flow Statement - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Operating activities
Profit before taxation from Continuing operations	$ 10,181	$ 14,493	$ 33,137
Adjustments for:
Depreciation and amortisation expense	2,456	2,851	5,683
Impairments of property, plant and equipment, financial assets and intangibles	21	38	515
Net finance costs	652	352	969
(Profit)/loss from equity accounted investments, related impairments and expenses	(280)	354	19
Other	258	273	(350)
Changes in assets and liabilities:
Trade and other receivables	888	(18)	(703)
Inventories	(53)	(420)	(865)
Trade and other payables	(1,598)	(1,193)	727
Provisions and other assets and liabilities	(399)	(553)	(248)
Cash generated from operations	12,126	16,177	38,884
Dividends received	75	618	1,018
Interest received	218	16	58
Interest paid	(434)	(300)	(657)
Proceeds from cash management related instruments	274	33	378
Net income tax and royalty-related taxation refunded	55	43	105
Net income tax and royalty-related taxation paid	(5,544)	(5,058)	(10,501)
Net operating cash flows from Continuing operations	6,770	11,529	29,285
Net operating cash flows from Discontinued operations		1,748	2,889
Net operating cash flows	6,770	13,277	32,174
Investing activities
Purchases of property, plant and equipment	(2,871)	(2,768)	(5,855)
Exploration expenditure	(156)	(110)	(256)
Exploration expenditure expensed and included in operating cash flows	127	80	199
Net investment and funding of equity accounted investments	(369)	(244)	(266)
Proceeds from sale of assets	81	92	221
Proceeds from sale of subsidiaries, operations and joint operations net of their cash	74		1,255
Other investing	(175)	(95)	(271)
Net investing cash flows from Continuing operations	(3,289)	(3,045)	(4,973)
Net investing cash flows from Discontinued operations		(544)	(904)
Net cash completion payment on merger of Petroleum with Woodside			(683)
Cash and cash equivalents disposed on merger of Petroleum with Woodside			(399)
Net investing cash flows	(3,289)	(3,589)	(6,959)
Financing activities
Proceeds from interest bearing liabilities	350	314	1,164
Settlements of debt related instruments	(383)
Repayment of interest bearing liabilities	(1,690)	(1,499)	(3,358)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(1)	(1)	(149)
Dividends paid	(8,660)	(10,029)	(17,851)
Dividends paid to non-controlling interests	(527)	(1,273)	(2,540)
Net financing cash flows from Continuing operations	(10,911)	(12,488)	(22,734)
Net financing cash flows from Discontinued operations		(18)	(33)
Net financing cash flows	(10,911)	(12,506)	(22,767)
Net (decrease)/increase in cash and cash equivalents from Continuing operations	(7,430)	(4,004)	1,578
Net increase in cash and cash equivalents from Discontinued operations		1,186	1,952
Net cash completion payment on merger of Petroleum with Woodside			(683)
Cash and cash equivalents disposed on merger of Petroleum with Woodside			(399)
Cash and cash equivalents, net of overdrafts, at the beginning of the period	17,236	15,246	15,246
Foreign currency exchange rate changes on cash and cash equivalents	(201)	(62)	(458)
Cash and cash equivalents, net of overdrafts, at the end of the period	$ 9,605	$ 12,366	$ 17,236